Property And Equipment	12 Months Ended
Dec. 31, 2010
Property And Equipment
Property And Equipment
3.	Property and Equipment

Property and equipment consisted of the following:

(in millions)	December 31,
	2010	2009
Land	$27.7	$27.7
Machinery and equipment	47.1	46.8
Building and leasehold improvements	97.3	96.2
Computer and data processing equipment	44.8	41.8
Computer software	29.3	29.0
Furniture and fixtures	17.0	16.5
Construction in progress	15.8	1.0

Total property and equipment	279.0	259.0
Less accumulated depreciation	120.9	93.2

Net property and equipment	$158.1	$165.8

During 2010, 2009 and 2008, the Company recorded disposals of $11.4 million, $3.1 million and $0.7 million, respectively, to remove assets that were no longer in use from property and equipment. The Company recorded a pre-tax loss of $0.7 million, $0.4 million and $0.5 million in 2010, 2009 and 2008, respectively, for certain assets that were not fully depreciated.

Depreciation expense for the years ended December 31, 2010, 2009 and 2008 was $38.3 million, $46.0 million and $42.5 million, respectively.